OPERATING COSTS AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
OPERATING COSTS AND EXPENSES
Schedule of operating costs and expenses

	2017
			General and
			administrative
	Cost of sales	Selling expenses	expenses	Total
Personnel	(845,358)	(2,387,314)	(493,095)	(3,725,767)
Third-party services	(5,591,284)	(6,423,523)	(1,232,379)	(13,247,186)
Interconnection and network use	(1,440,968)	—	—	(1,440,968)
Advertising and publicity	—	(1,015,414)	—	(1,015,414)
Rental, insurance, condominium and connection means	(2,624,405)	(151,455)	(204,701)	(2,980,561)
Taxes, charges and contributions	(1,792,764)	(39,050)	(34,779)	(1,866,593)
Estimated impairment losses on accounts receivable	—	(1,481,015)	—	(1,481,015)
Depreciation and amortization (1)	(5,963,153)	(1,433,297)	(457,284)	(7,853,734)
Cost of goods sold	(1,955,890)	—	—	(1,955,890)
Materials and other operating costs and expenses	(58,708)	(205,406)	(20,867)	(284,981)
Total	(20,272,530)	(13,136,474)	(2,443,105)	(35,852,109)

	2016
			General and
			administrative
	Cost of sales	Selling expenses	expenses	Total
Personnel	(976,233)	(2,136,399)	(747,156)	(3,859,788)
Third-party services	(5,705,098)	(6,151,012)	(1,254,187)	(13,110,297)
Interconnection and network use	(1,924,148)	—	—	(1,924,148)
Advertising and publicity	—	(1,065,882)	—	(1,065,882)
Rental, insurance, condominium and connection means	(2,326,219)	(141,135)	(220,655)	(2,688,009)
Taxes, charges and contributions	(1,861,237)	(5,933)	(92,394)	(1,959,564)
Estimated impairment losses on accounts receivable	—	(1,348,221)	—	(1,348,221)
Depreciation and amortization (1)	(5,821,620)	(1,408,866)	(423,920)	(7,654,406)
Cost of goods sold	(2,118,940)	—	—	(2,118,940)
Materials and other operating costs and expenses	(89,519)	(197,918)	(55,074)	(342,511)
Total	(20,823,014)	(12,455,366)	(2,793,386)	(36,071,766)

	2015
			General and
			administrative
	Cost of sales	Selling expenses	expenses	Total
Personnel	(813,612)	(1,939,493)	(468,557)	(3,221,662)
Third-party services	(5,300,820)	(6,183,609)	(1,044,272)	(12,528,701)
Interconnection and network use	(2,595,894)	—	—	(2,595,894)
Advertising and publicity	—	(1,102,458)	—	(1,102,458)
Rental, insurance, condominium and connection means	(2,051,055)	(156,663)	(186,691)	(2,394,409)
Taxes, charges and contributions	(1,616,920)	(5,264)	(65,599)	(1,687,783)
Estimated impairment losses on accounts receivable	—	(1,230,675)	—	(1,230,675)
Depreciation and amortization (1)	(5,269,588)	(1,181,216)	(364,147)	(6,814,951)
Cost of goods sold	(2,597,088)	—	—	(2,597,088)
Materials and other operating costs and expenses	(100,099)	(206,099)	(13,193)	(319,391)
Total	(20,345,076)	(12,005,477)	(2,142,459)	(34,493,012)

(1)    Includes R$1,267, R$46,647 and R$37,626, related to non-cumulative PIS and COFINS tax credits in 2017, 2016 and 2015, respectively.